Cover	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Aug. 07, 2025
File Number	333-273283
Registrant Name	IMA Tech
Entity Central Index Key	0001980295
TaxIdentificationNumber	61-2081994
Incorporation State	WY
Entity Address, Address Line One	34 N Franklin Ave 687
Entity Address, City or Town	Pinedale
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82941
area code	229
phone Number	4614110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false